LEASES	6 Months Ended
Dec. 31, 2020
LEASES
LEASES

18.  LEASES

Right-of-use leased asset	12/31/2020	06/30/2020
Cost
Book value at the beginning of the period	2,369,326	—
Additions for initial application of IFRS 16	—	1,523,177
Additions of the period	291,809	846,149
Exchange differences	169,481	—
Book value at the end of the period	2,830,616	2,369,326

Depreciation	12/31/2020	06/30/2020
Book value at the beginning of the period	1,254,729	—
Additions for initial application of IFRS 16	—	759,045
Exchange differences	140,878	(71,134)
Depreciation of the period	287,484	566,818
Accumulated depreciation at the end of the period	1,683,091	1,254,729
Total	1,147,525	1,114,597

Lease liability	12/31/2020	06/30/2020
Book value at the beginning of the period	1,109,812	—
Additions for initial application of IFRS 16	—	1,523,177
Additions of the period	278,354	702,826
Interest expenses, exchange differences and inflation effects	(108,917)	(551,232)
Payments of the period	(293,181)	(564,959)
Total	986,068	1,109,812

Lease Liabilities	12/31/2020	06/30/2020
Non-current	438,875	444,714
Current	547,193	665,098
Total	986,068	1,109,812

The recognized right-of-use assets relate to the following types of assets:

	12/31/2020	06/30/2020
Machinery and equipment	600,527	598,561
Vehicles	1,015,982	264,069
Equipment and computer software	422,342	407,546
Land and buildings	791,765	1,099,150
	2,830,616	2,369,326

The incremental borrowing rate used was 7.84%.